Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000129662 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000129662 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000129662 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129662 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129662 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129662 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129662 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129662 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129662 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129662 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129662 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000129662 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000129662 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129662 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129662 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129663 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000129663 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000129663 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129663 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129663 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129663 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129663 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129663 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129663 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129663 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129663 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000129663 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000129663 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129663 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129663 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169042 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169042 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000169042 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169042 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169042 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169042 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169042 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169042 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169042 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169042 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169042 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000169042 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000169042 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000169042 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169042 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%